Stockholders' Equity - Exercise price of options outstanding and exercisable (Details)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Exercise prices of options outstanding and exercisable
Lower range of Exercise price | $ / shares	$ 3.65
Upper range of Exercise price | $ / shares	$ 18.61
Options outstanding	1,671,076
Options Exercisable	813,943
0.01
Exercise prices of options outstanding and exercisable
Weighted average exercise price | $ / shares	$ 0.41
Options outstanding	540,863
Weighted average remaining contractual life	8 years
Options Exercisable	380,641
0.03
Exercise prices of options outstanding and exercisable
Weighted average exercise price | $ / shares	$ 1.22
Options outstanding	211,405
Weighted average remaining contractual life	5 years 2 months 12 days
Options Exercisable	211,134
0.04
Exercise prices of options outstanding and exercisable
Weighted average exercise price | $ / shares	$ 1.62
Options outstanding	4,100
Weighted average remaining contractual life	1 year 1 month 6 days
Options Exercisable	4,100
0.05
Exercise prices of options outstanding and exercisable
Weighted average exercise price | $ / shares	$ 2.03
Options outstanding	7,415
Weighted average remaining contractual life	4 years 7 months 6 days
Options Exercisable	7,415
0.06
Exercise prices of options outstanding and exercisable
Weighted average exercise price | $ / shares	$ 2.43
Options outstanding	900,291
Weighted average remaining contractual life	9 years 2 months 12 days
Options Exercisable	203,651
0.07
Exercise prices of options outstanding and exercisable
Weighted average exercise price | $ / shares	$ 2.84
Options outstanding	1,413
Weighted average remaining contractual life	2 years 9 months 18 days
Options Exercisable	1,413
$0.09-$0.46
Exercise prices of options outstanding and exercisable
Options outstanding	5,589
Weighted average remaining contractual life	3 years 3 months 25 days
Options Exercisable	5,589